STATEMENT OF INVESTMENTS
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

May 31, 2021 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 78.6%
Advertising - 1.5%
Advantage Sales & Marketing, Sr. Scd. Notes		6.50	11/15/2028	445,000	[c]	472,256
Clear Channel International, Sr. Scd. Notes		6.63	8/1/2025	365,000	[c]	382,047
Clear Channel Outdoor Holdings, Gtd. Notes		7.75	4/15/2028	270,000	[c]	276,939
Clear Channel Outdoor Holdings, Sr. Unscd. Notes		7.50	6/1/2029	220,000	[c]	219,703
Outfront Media Capital, Sr. Unscd. Notes		4.25	1/15/2029	330,000	[c]	327,422
Terrier Media Buyer, Gtd. Notes		8.88	12/15/2027	455,000	[c]	487,419
					2,165,786
Aerospace & Defense - .7%
TransDigm, Gtd. Notes		4.88	5/1/2029	400,000	[c]	395,898
TransDigm, Gtd. Notes		5.50	11/15/2027	550,000		574,129
					970,027
Airlines - 1.1%
American Airlines, Sr. Scd. Notes		11.75	7/15/2025	475,000	[c]	597,446
American Airlines Group, Gtd. Notes		3.75	3/1/2025	620,000	[c]	560,378
Hawaiian Brand Intellectual Property, Sr. Scd. Notes		5.75	1/20/2026	188,000	[c]	199,985
United Airlines, Sr. Scd. Notes		4.63	4/15/2029	210,000	[c]	217,224
					1,575,033
Automobiles & Components - 2.2%
American Axle & Manufacturing, Gtd. Notes		6.25	4/1/2025	485,000		502,104
Clarios Global, Gtd. Notes		8.50	5/15/2027	680,000	[c]	740,350
Dealer Tire, Sr. Unscd. Notes		8.00	2/1/2028	775,000	[c]	821,194
Ford Motor, Sr. Unscd. Notes		5.29	12/8/2046	135,000		143,681
Ford Motor, Sr. Unscd. Notes		9.00	4/22/2025	480,000		587,064
Real Hero Merger Sub 2, Sr. Unscd. Notes		6.25	2/1/2029	350,000	[c]	362,355
					3,156,748
Building Materials - 1.5%
Compact Bidco, Sr. Scd. Bonds	EUR	5.75	5/1/2026	135,000	[c]	164,839
Cornerstone Building Brands, Gtd. Notes		6.13	1/15/2029	210,000	[c]	224,663
CP Atlas Buyer, Sr. Unscd. Notes		7.00	12/1/2028	575,000	[c]	595,436
Griffon, Gtd. Notes		5.75	3/1/2028	395,000		417,219

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 78.6% (continued)
Building Materials - 1.5% (continued)
PCF GmbH, Sr. Scd. Bonds	EUR	4.75	4/15/2026	230,000	[c]	283,979
U.S. Concrete, Gtd. Notes		5.13	3/1/2029	355,000	[c]	363,951
					2,050,087
Chemicals - 3.4%
Consolidated Energy Finance, Sr. Unscd. Notes		6.88	6/15/2025	450,000	[c]	453,924
CVR Partners, Scd. Notes		9.25	6/15/2023	960,000	[c]	958,800
Innophos Holdings, Sr. Unscd. Notes		9.38	2/15/2028	770,000	[c]	836,894
Iris Holdings, Sr. Unscd. Notes		8.75	2/15/2026	247,000	[c]	252,372
Italmatch Chemicals, Sr. Scd. Notes, 3 Month EURIBOR +4.75% @ Floor	EUR	4.75	9/30/2024	665,000	[c,d]	783,058
Polar US Borrower, Sr. Unscd. Notes		6.75	5/15/2026	385,000	[c]	381,778
Trinseo Materials Finance, Gtd. Bonds		5.13	4/1/2029	260,000	[c]	267,251
Venator Finance, Gtd. Notes		5.75	7/15/2025	235,000	[c]	231,889
Venator Finance, Sr. Scd. Notes		9.50	7/1/2025	545,000	[c]	614,270
					4,780,236
Collateralized Loan Obligations Debt - 22.9%
Battalion VII CLO, Ser. 2014-7A, Cl. DRR, 3 Month LIBOR +6.31%		6.50	7/17/2028	375,000	[c,d]	375,185
Cairn III CLO, Ser. 2013-3A, Cl. F, 6 Month EURIBOR +6.60% @ Floor	EUR	6.60	10/20/2028	3,000,000	[c,d]	3,635,209
Carlyle Global Market Strategies Euro CLO, Ser. 2014-1A, Cl. FR, 3 Month EURIBOR +6.61% @ Floor	EUR	6.61	7/15/2031	3,000,000	[c,d]	3,461,911
Carlyle Global Market Strategies Euro CLO, Ser. 2015-3A, Cl. ER, 3 Month EURIBOR +6.44% @ Floor	EUR	6.44	7/15/2030	2,000,000	[c,d]	2,285,391
CIFC Funding CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +5.00%		5.19	4/18/2031	1,000,000	[c,d]	964,648
Dryden 69 Euro CLO, Ser. 2019-69A, Cl. E, 3 Month EURIBOR +6.29% @ Floor	EUR	6.29	4/18/2032	1,000,000	[c,d]	1,213,198
Euro-Galaxy IV CLO, Ser. 2015-4A, Cl. FR, 3 Month EURIBOR +6.85% @ Floor	EUR	6.85	7/30/2030	2,000,000	[c,d]	2,396,513
Euro-Galaxy VII CLO, Ser. 2019-7A, Cl. ER, 3 Month EURIBOR +6.20% @ Floor	EUR	6.20	7/25/2035	1,000,000	[c,d]	1,216,994
KKR 23 CLO, Ser. 23, Cl. E, 3 Month LIBOR +6.00%		6.19	10/20/2031	2,800,000	[c,d]	2,752,448
Marble Point XII CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +6.00%		6.18	7/16/2031	750,000	[c,d]	675,384
OCP CLO, Ser. 2014-6A, Cl. DR, 3 Month LIBOR +6.52%		6.71	10/17/2030	1,000,000	[c,d]	994,697

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 78.6% (continued)
Collateralized Loan Obligations Debt - 22.9% (continued)
OZLM VI CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		6.24	4/17/2031	2,000,000	[c,d]	1,896,678
OZLM XIII CLO, Ser. 2015-13A, Cl. D, 3 Month LIBOR +5.45%		5.64	7/30/2027	2,250,000	[c,d]	2,121,595
OZLME III CLO, Ser. 3A, Cl. F, 3 Month EURIBOR +6.45% @ Floor	EUR	6.45	8/24/2030	1,000,000	[c,d]	1,130,149
Rockford Tower CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +5.85%		6.01	5/20/2031	375,000	[c,d]	367,947
Rockford Tower Europe CLO, Ser. 2019-1A, Cl. E, 3 Month EURIBOR +6.03% @ Floor	EUR	6.03	1/20/2033	1,000,000	[c,d]	1,217,172
St. Paul's V CLO, Ser. 5A, Cl. FR, 3 Month EURIBOR +6.60% @ Floor	EUR	6.60	8/20/2030	4,000,000	[c,d]	4,630,813
Vibrant III CLO, Ser. 2015-3A, Cl. DRR, 3 Month LIBOR +6.35%		6.54	10/20/2031	1,000,000	[c,d]	932,879
					32,268,811
Collateralized Loan Obligations Equity - 1.5%
KVK CLO, Ser. 2018-1A, Cl. SUB1		0.00	5/20/2029	4,000,000	[c,e]	584,476
Madison Park Funding X CLO, Ser. 2012-10A, Cl. SUB		0.00	1/20/2029	3,000,000	[c,e]	1,585,506
					2,169,982
Commercial & Professional Services - 2.4%
Adtalem Global Education, Sr. Scd. Notes		5.50	3/1/2028	540,000	[c]	540,726
APX Group, Sr. Scd. Notes		6.75	2/15/2027	450,000	[c]	477,644
La Financiere Atalian, Gtd. Bonds	EUR	5.13	5/15/2025	485,000		593,696
MPH Acquisition Holdings, Gtd. Notes		5.75	11/1/2028	125,000	[c]	124,559
Prime Security Services Borrower, Scd. Notes		6.25	1/15/2028	470,000	[c]	486,810
Team Health Holdings, Gtd. Notes		6.38	2/1/2025	520,000	[c]	484,250
Verisure Midholding, Gtd. Notes	EUR	5.25	2/15/2029	510,000	[c]	641,796
					3,349,481
Consumer Discretionary - 4.7%
Allen Media, Gtd. Notes		10.50	2/15/2028	875,000	[c]	929,552
Ashton Woods USA, Sr. Unscd. Notes		6.63	1/15/2028	365,000	[c]	391,871
Ashton Woods USA, Sr. Unscd. Notes		6.75	8/1/2025	25,000	[c]	25,939
Banijay Group, Sr. Unscd. Notes	EUR	6.50	3/1/2026	790,000	[c]	994,408
Boyd Gaming, Sr. Unscd. Notes		4.75	6/15/2031	260,000	[c]	263,328
Caesars Entertainment, Sr. Unscd. Notes		8.13	7/1/2027	440,000	[c]	488,921
Carnival, Gtd. Bonds	EUR	7.63	3/1/2026	300,000	[c]	405,909
Carnival, Sr. Unscd. Notes		5.75	3/1/2027	180,000	[c]	191,475
Cinemark USA, Gtd. Notes		5.88	3/15/2026	265,000	[c]	274,943
Core & Main Holdings, Sr. Unscd. Notes		8.63	9/15/2024	880,000	[c]	899,026

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 78.6% (continued)
Consumer Discretionary - 4.7% (continued)
Gamma Bidco, Sr. Scd. Notes	EUR	5.13	7/15/2025	300,000	[c]	374,823
NCL, Gtd. Notes		5.88	3/15/2026	225,000	[c]	234,845
Royal Caribbean Cruises, Sr. Unscd. Notes		3.70	3/15/2028	270,000		259,936
Royal Caribbean Cruises, Sr. Unscd. Notes		5.50	4/1/2028	225,000	[c]	237,094
Scientific Games International, Gtd. Notes		7.25	11/15/2029	220,000	[c]	243,936
Scientific Games International, Gtd. Notes		8.63	7/1/2025	230,000	[c]	251,080
Station Casinos, Gtd. Notes		4.50	2/15/2028	175,000	[c]	177,165
					6,644,251
Diversified Financials - 3.5%
Cabot Financial Luxembourg, Sr. Scd. Notes	GBP	7.50	10/1/2023	211,700		306,067
Compass Group Diversified Holdings, Gtd. Notes		5.25	4/15/2029	360,000	[c]	372,055
Encore Capital Group, Sr. Scd. Bonds	GBP	5.38	2/15/2026	150,000	[c]	224,392
Encore Capital Group, Sr. Scd. Bonds, 3 Month EURIBOR +4.25% @ Floor	EUR	4.25	1/15/2028	320,000	[c,d]	401,345
FS Energy & Power Fund, Sr. Scd. Notes		7.50	8/15/2023	1,005,000	[c]	1,028,517
Garfunkelux Holdco 3, Sr. Scd. Bonds	GBP	7.75	11/1/2025	375,000	[c]	555,477
Garfunkelux Holdco 3, Sr. Scd. Notes	EUR	6.75	11/1/2025	395,000	[c]	502,456
Icahn Enterprises, Gtd. Notes		6.25	5/15/2026	285,000		301,764
Nationstar Mortgage Holdings, Gtd. Notes		5.13	12/15/2030	28,000	[c]	27,056
Nationstar Mortgage Holdings, Gtd. Notes		5.50	8/15/2028	435,000	[c]	431,718
Navient, Sr. Unscd. Notes		5.88	10/25/2024	255,000		271,581
Navient, Sr. Unscd. Notes		6.75	6/15/2026	465,000		512,723
					4,935,151
Electronic Components - .3%
Wesco Distribution, Gtd. Notes		7.25	6/15/2028	380,000	[c]	421,842
Energy - 7.3%
Antero Midstream Partners, Gtd. Notes		5.38	9/15/2024	315,000		324,450
Antero Midstream Partners, Gtd. Notes		5.75	3/1/2027	180,000	[c]	185,844
Antero Midstream Partners, Gtd. Notes		7.88	5/15/2026	145,000	[c]	160,950
Antero Resources, Gtd. Notes		5.63	6/1/2023	90,000		90,000
Antero Resources, Gtd. Notes		7.63	2/1/2029	251,000	[c]	276,461
Antero Resources, Sr. Unscd. Notes		5.38	3/1/2030	130,000	[c]	130,658
Apache, Sr. Unscd. Notes		5.10	9/1/2040	210,000		216,994

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 78.6% (continued)
Energy - 7.3% (continued)
Archrock Partners, Gtd. Notes	6.25	4/1/2028	125,000	[c]	129,898
Blue Racer Midstream, Sr. Unscd. Notes	7.63	12/15/2025	375,000	[c]	405,983
Centennial Resource Production, Gtd. Notes	6.88	4/1/2027	165,000	[c]	165,140
Crestwood Midstream Partners, Gtd. Notes	5.63	5/1/2027	35,000	[c]	36,140
Crestwood Midstream Partners, Gtd. Notes	6.00	2/1/2029	735,000	[c]	761,714
CrownRock, Sr. Unscd. Notes	5.00	5/1/2029	230,000	[c]	236,879
CrownRock, Sr. Unscd. Notes	5.63	10/15/2025	150,000	[c]	155,084
CVR Energy, Gtd. Bonds	5.25	2/15/2025	255,000	[c]	255,590
CVR Energy, Gtd. Bonds	5.75	2/15/2028	180,000	[c]	181,009
DCP Midstream Operating, Gtd. Notes	5.63	7/15/2027	225,000		248,016
Endeavor Energy Resources, Sr. Unscd. Notes	6.63	7/15/2025	57,000	[c]	60,567
EQM Midstream Partners, Sr. Unscd. Notes	5.50	7/15/2028	130,000		139,104
EQM Midstream Partners, Sr. Unscd. Notes	6.50	7/1/2027	160,000	[c]	176,244
Genesis Energy, Gtd. Bonds	5.63	6/15/2024	1,110,000		1,114,290
Genesis Energy, Gtd. Notes	8.00	1/15/2027	360,000		370,350
Indigo Natural Resources, Sr. Unscd. Notes	5.38	2/1/2029	665,000	[c]	667,733
Laredo Petroleum, Gtd. Notes	9.50	1/15/2025	170,000		178,531
Occidental Petroleum, Sr. Unscd. Notes	6.13	1/1/2031	145,000		161,020
Occidental Petroleum, Sr. Unscd. Notes	6.38	9/1/2028	121,000		134,725
Occidental Petroleum, Sr. Unscd. Notes	6.45	9/15/2036	175,000		197,376
Occidental Petroleum, Sr. Unscd. Notes	7.50	5/1/2031	360,000		429,154
Occidental Petroleum, Sr. Unscd. Notes	8.88	7/15/2030	365,000		468,875
PDC Energy, Gtd. Notes	6.13	9/15/2024	350,000		358,313
Precision Drilling, Gtd. Notes	7.75	12/15/2023	600,000		607,050
Southwestern Energy, Gtd. Notes	7.50	4/1/2026	125,000		132,377
Southwestern Energy, Gtd. Notes	8.38	9/15/2028	325,000		360,536
USA Compression Partners, Gtd. Notes	6.88	9/1/2027	695,000		731,161
				10,248,216
Environmental Control - .3%
Harsco, Gtd. Notes	5.75	7/31/2027	425,000	[c]	446,269

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 78.6% (continued)
Food Products - .3%
United Natural Foods, Gtd. Notes		6.75	10/15/2028	360,000	[c]	386,087
Food Service - .1%
TKC Holdings, Sr. Unscd. Notes		10.50	5/15/2029	167,000	[c]	175,860
Forest Products & Paper - .3%
Fabric BC, Sr. Scd. Notes, 3 Month EURIBOR +4.13% @ Floor	EUR	4.13	11/30/2024	300,000	[d]	366,444
Health Care - 4.5%
Air Methods, Sr. Unscd. Notes		8.00	5/15/2025	710,000	[c]	665,625
Bausch Health, Gtd. Notes		5.25	1/30/2030	330,000	[c]	304,511
Bausch Health, Gtd. Notes		6.25	2/15/2029	155,000	[c]	151,706
Bausch Health, Sr. Scd. Notes		4.88	6/1/2028	130,000	[c]	131,216
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes		5.50	1/15/2028	470,000	[c]	483,686
Chrome Holdco, Gtd. Notes	EUR	5.00	5/31/2029	195,000	[c]	242,406
Cidron Aida Finco, Sr. Scd. Bonds	GBP	6.25	4/1/2028	118,000	[c]	170,760
Community Health Systems, Scd. Notes		6.13	4/1/2030	390,000	[c]	388,890
Community Health Systems, Scd. Notes		6.88	4/15/2029	220,000	[c]	224,842
Community Health Systems, Sr. Scd. Notes		6.63	2/15/2025	515,000	[c]	542,681
Laboratoire Eimer Selas, Gtd. Notes	EUR	5.00	2/1/2029	145,000	[c]	180,030
LifePoint Health, Gtd. Notes		5.38	1/15/2029	200,000	[c]	195,033
Nidda BondCo GmbH, Gtd. Notes	EUR	5.00	9/30/2025	290,000		356,721
Organon Finance 1, Sr. Unscd. Notes		5.13	4/30/2031	450,000	[c]	462,344
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		7.25	2/1/2028	552,000	[c]	601,045
Prime Healthcare Services, Sr. Scd. Notes		7.25	11/1/2025	270,000	[c]	288,900
Surgery Center Holdings, Gtd. Notes		10.00	4/15/2027	260,000	[c]	284,795
Tenet Healthcare, Gtd. Notes		6.13	10/1/2028	330,000	[c]	345,825
Tenet Healthcare, Sr. Scd. Notes		7.50	4/1/2025	290,000	[c]	311,297
					6,332,313
Industrial - 1.9%
Bombardier, Sr. Unscd. Notes		6.00	10/15/2022	360,000	[c]	360,900
Bombardier, Sr. Unscd. Notes		7.50	12/1/2024	165,000	[c]	169,555
Gates Global, Gtd. Notes		6.25	1/15/2026	615,000	[c]	647,776
Husky III Holding, Sr. Unscd. Notes		13.00	2/15/2025	525,000	[c]	571,544
Norican A/S, Sr. Scd. Bonds	EUR	4.50	5/15/2023	175,000		210,736
Titan Acquisition, Sr. Unscd. Notes		7.75	4/15/2026	400,000	[c]	415,738
VM Consolidated, Gtd. Notes		5.50	4/15/2029	230,000	[c]	233,619
					2,609,868
Information Technology - .8%
Boxer Parent, Sr. Scd. Notes	EUR	6.50	10/2/2025	140,000	[c]	182,080

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 78.6% (continued)
Information Technology - .8% (continued)
Cedacri Mergeco, Sr. Scd. Notes, 3 Month EURIBOR +4.63%	EUR	4.63	5/15/2028	245,000	[d]	304,442
Rackspace Technology Global, Gtd. Notes		5.38	12/1/2028	390,000	[c]	394,095
Veritas Bermuda, Sr. Unscd. Notes		10.50	2/1/2024	200,000	[c]	205,785
					1,086,402
Insurance - 1.1%
AmWINS Group, Gtd. Notes		7.75	7/1/2026	565,000	[c]	601,318
GTCR AP Finance, Sr. Unscd. Notes		8.00	5/15/2027	620,000	[c]	663,974
HUB International, Gtd. Notes		7.00	5/1/2026	300,000	[c]	311,964
					1,577,256
Internet Software & Services - .8%
Endure Digital, Sr. Unscd. Notes		6.00	2/15/2029	550,000	[c]	529,353
HSE Finance, Sr. Scd. Notes	EUR	5.63	10/15/2026	135,000	[c]	168,317
Northwest Fiber, Sr. Unscd. Notes		6.00	2/15/2028	475,000	[c]	470,718
					1,168,388
Materials - 2.3%
ARD Finance, Sr. Scd. Notes		6.50	6/30/2027	365,000	[c]	381,443
Graham Packaging, Gtd. Notes		7.13	8/15/2028	400,000	[c]	427,936
LABL Escrow Issuer, Sr. Unscd. Notes		10.50	7/15/2027	350,000	[c]	383,273
Mauser Packaging Solutions Holding, Sr. Scd. Notes		8.50	4/15/2024	220,000	[c]	228,225
Mauser Packaging Solutions Holding, Sr. Unscd. Notes		7.25	4/15/2025	1,440,000	[c]	1,419,595
Trivium Packaging Finance, Gtd. Notes		8.50	8/15/2027	435,000	[c]	468,693
					3,309,165
Media - 2.3%
Altice Finco, Scd. Notes	EUR	4.75	1/15/2028	750,000	[c]	899,305
Diamond Sports Group, Sr. Scd. Notes		5.38	8/15/2026	110,000	[c]	81,536
DISH DBS, Gtd. Notes		5.88	11/15/2024	510,000		543,502
DISH DBS, Gtd. Notes		7.38	7/1/2028	215,000		230,588
Radiate Holdco, Sr. Unscd. Notes		6.50	9/15/2028	618,000	[c]	636,333
Scripps Escrow, Gtd. Notes		5.88	7/15/2027	180,000	[c]	186,081
Summer BidCo, Sr. Unscd. Bonds	EUR	9.00	11/15/2025	424,744	[c]	529,929
Townsquare Media, Sr. Scd. Notes		6.88	2/1/2026	150,000	[c]	158,625
					3,265,899
Metals & Mining - .4%
Arconic, Scd. Notes		6.13	2/15/2028	175,000	[c]	186,506
Hudbay Minerals, Gtd. Notes		4.50	4/1/2026	53,000	[c]	52,665
Hudbay Minerals, Gtd. Notes		6.13	4/1/2029	301,000	[c]	315,672
					554,843

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 78.6% (continued)
Real Estate - 1.3%
Flamingo Lux II, Sr. Unscd. Notes	EUR	5.00	3/31/2029	232,000	[c]	281,611
Ladder Capital Finance Holdings, Gtd. Notes		5.25	10/1/2025	800,000	[c]	815,000
Park Intermediate Holdings, Sr. Scd. Notes		4.88	5/15/2029	190,000	[c]	196,964
Starwood Property Trust, Sr. Unscd. Notes		5.50	11/1/2023	250,000	[c]	261,875
XHR, Sr. Scd. Notes		4.88	6/1/2029	265,000	[c]	269,651
					1,825,101
Retailing - 3.6%
BCPE Ulysses Intermediate, Sr. Unscd. Notes		7.75	4/1/2027	395,000	[c]	410,314
Golden Nugget, Sr. Unscd. Notes		6.75	10/15/2024	155,000	[c]	156,632
LBM Acquisition, Gtd. Notes		6.25	1/15/2029	335,000	[c]	343,519
Macy's Retail Holdings, Gtd. Notes		4.50	12/15/2034	420,000		394,199
Park River Holdings, Gtd. Notes		5.63	2/1/2029	470,000	[c]	450,655
Park River Holdings, Sr. Unscd. Notes		6.75	8/1/2029	390,000	[c]	390,761
SRS Distribution, Gtd. Notes		6.13	7/1/2029	310,000	[c]	316,588
Staples, Sr. Scd. Notes		7.50	4/15/2026	450,000	[c]	467,303
Staples, Sr. Unscd. Notes		10.75	4/15/2027	385,000	[c]	394,948
The Very Group Funding, Sr. Scd. Notes	GBP	7.75	11/15/2022	570,000	[c]	818,481
White Cap Buyer, Sr. Unscd. Notes		6.88	10/15/2028	550,000	[c]	579,626
White Cap Parent, Sr. Unscd. Notes		8.25	3/15/2026	345,000	[c]	357,434
					5,080,460
Technology Hardware & Equipment - 1.1%
Banff Merger Sub, Sr. Unscd. Notes	EUR	8.38	9/1/2026	495,000	[c]	635,561
Banff Merger Sub, Sr. Unscd. Notes		9.75	9/1/2026	355,000	[c]	376,300
Diebold Nixdorf, Gtd. Notes		8.50	4/15/2024	270,000		276,724
Everi Payments, Gtd. Notes		7.50	12/15/2025	250,000	[c]	259,810
					1,548,395
Telecommunication Services - 3.7%
Altice France Holding, Sr. Scd. Notes	EUR	8.00	5/15/2027	270,000	[c]	358,147
Altice France Holding, Sr. Scd. Notes		10.50	5/15/2027	580,000	[c]	649,165
Cincinnati Bell, Gtd. Notes		8.00	10/15/2025	255,000	[c]	269,981
CommScope, Gtd. Notes		8.25	3/1/2027	635,000	[c]	678,656
Connect Finco, Sr. Scd. Notes		6.75	10/1/2026	665,000	[c]	688,295
DKT Finance, Sr. Scd. Notes		9.38	6/17/2023	660,000	[c]	678,084
Intrado, Gtd. Notes		8.50	10/15/2025	490,000	[c]	487,739
Lumen Technologies, Sr. Unscd. Debs., Ser. G		6.88	1/15/2028	485,000		541,047
Plantronics, Gtd. Notes		4.75	3/1/2029	540,000	[c]	515,236
ViaSat, Sr. Unscd. Notes		5.63	9/15/2025	165,000	[c]	168,836

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 78.6% (continued)
Telecommunication Services - 3.7% (continued)
ViaSat, Sr. Unscd. Notes		6.50	7/15/2028	230,000	[c]	243,863
					5,279,049
Utilities - .8%
Energia Group ROI Holdings, Sr. Scd. Notes	GBP	4.75	9/15/2024	505,000		726,558
Pike, Gtd. Notes		5.50	9/1/2028	395,000	[c]	404,377
					1,130,935
Total Bonds and Notes (cost $105,070,140)				110,878,385

Floating Rate Loan Interests - 50.0%
Advertising - 1.7%
ABG Intermediate Holdings 2, 2021 Refinancing Term Loan, 3 Month LIBOR +3.25%		4.00	12/4/2024	539,619	[d]	540,825
ABG Intermediate Holdings 2, First Lien Incremental Amendment No. 5 Term Loan, 3 Month LIBOR +5.25%		6.25	9/29/2024	70,645	[d]	71,087
Advantage Sales & Marketing, First Lien Initial Term Loan, 3 Month LIBOR +5.25%		6.00	10/28/2027	421,518	[d]	425,244
Clear Channel Outdoor Holdings, Term Loan B, 3 Month LIBOR +3.50%		3.59	8/21/2026	583,628	[d]	566,665
Polyconcept North America, First Lien Closing Date Term Loan, 3 Month LIBOR +4.50%		5.50	8/16/2023	281,533	[d]	274,408
Red Ventures, First Lien Term Loan B-3, 1 Month LIBOR +3.50%		4.25	11/8/2024	148,578	[d]	148,826
Red Ventures, Term Loan B-2, 1 Month LIBOR +2.50%		2.59	11/8/2024	229,412	[d]	227,878
Terrier Media Buyer, 2021 Refinancing Term Loan B, 1 Month LIBOR +3.50%		3.59	12/17/2026	200,617	[d]	200,005
					2,454,938
Airlines - 1.2%
American Airlines, 2017 Replacement Class Term Loan B, 1 Month LIBOR +2.00%		2.16	12/14/2023	226,935	[d]	220,072
American Airlines, 2018 Replacement Term Loan, 1 Month LIBOR +1.75%		1.91	6/27/2025	515,000	[d]	478,260
American Airlines, 2020 Replacement Term Loan, 1 Month LIBOR +1.75%		1.84	1/29/2027	154,440	[d]	143,994
American Airlines, Initial Term Loan, 1 Month LIBOR +4.75%		5.50	3/24/2028	678,855	[d]	700,653

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 50.0% (continued)
Airlines - 1.2% (continued)
JetBlue Airways, Term Loan, 3 Month LIBOR +5.25%		6.25	6/17/2024	201,012	[d]	205,885
					1,748,864
Automobiles & Components - .3%
Clarios Global, First Lien Amendment No. 1 Dollar Term Loan, 1 Month LIBOR +3.25%		3.34	4/30/2026	406,673	[d]	405,594
Building Materials - 1.3%
BME Group Holding, Facility Term Loan B, 3 Month EURIBOR +4.00% @ Floor	EUR	4.00	10/31/2026	1,000,000	[d]	1,220,322
Cornerstone Building, New Term Loan B, 1 Month LIBOR +3.75% @ Floor		3.75	4/12/2028	562,332	[d]	563,386
					1,783,708
Chemicals - 1.4%
ColourOZ Investment 2, First Lien Initial Term Loan B-2, 3 Month LIBOR +4.00% @ Floor		4.00	9/7/2021	422,163	[d]	418,047
ColourOZ Investment 2, First Lien Initial Term Loan C, 3 Month LIBOR +4.00% @ Floor		4.00	9/7/2023	69,789	[d]	69,108
LSF11 Skyscraper Holdco, Term Loan, 1 Month LIBOR +3.50%		4.25	9/30/2027	519,135	[d]	522,055
Polar US Borrower, Initial Term Loan, 1-3 Month LIBOR +4.75%		4.94	10/16/2025	579,265	[d]	581,437
Sparta US HoldCo, Term Loan, 1 Month LIBOR +4.25% @ Floor		4.25	4/30/2028	320,133	[d]	320,985
					1,911,632
Commercial & Professional Services - 8.1%
Amentum Government Services, First Lien Tranche 2 Term Loan, 3 Month LIBOR +4.75%		5.50	1/31/2027	220,262	[d]	222,189
APX Group, Term Loan, 1 Month LIBOR +5.00% and 3 Month PRIME +4.00%		5.10	12/31/2025	568,716	[d]	573,604
AVSC Holding, Term Loan B-1, 3 Month LIBOR +3.50%		4.25	3/1/2025	373,483	[d]	331,279
Boels Topholding, Facility Term Loan B, 3 Month EURIBOR +3.75% @ Floor	EUR	3.75	2/5/2027	1,000,000	[d]	1,221,060
Cast & Crew Payroll, First Lien Initial Term Loan, 1 Month LIBOR +3.75%		3.84	2/7/2026	268,002	[d]	266,942
Electro Rent, First Lien Initial Term Loan, 3 Month LIBOR +5.00%		6.00	1/31/2024	220,928	[d]	222,585
Employbridge, Refinancing Term Loan, 3 Month LIBOR +4.50%		5.50	4/18/2025	341,973	[d]	342,972

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 50.0% (continued)
Commercial & Professional Services - 8.1% (continued)
Galileo Global Education, Second Lien Term Loan, 6 Month EURIBOR +6.00% @ Floor	EUR	6.00	11/12/2027	1,000,000	[d]	1,222,499
Indigocyan Holdco 3, Facility Term Loan B, 6 Month GBPLIBOR +4.75%	GBP	5.09	12/31/2024	2,000,000	[d]	2,751,377
Minerva Bidco, Term Loan B, 6 Month GBPLIBOR +4.50%	GBP	5.08	8/31/2025	1,000,000	[d]	1,415,602
National Intergovernment, First Lien Initial Term Loan, 3 Month LIBOR +3.75%		3.93	5/23/2025	284,167	[d]	283,191
Pre-Paid Legal Services, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		3.43	5/1/2025	550,483	[d]	546,528
Sabre GLBL, 2020 Other Term Loan B, 1 Month LIBOR +4.00%		4.75	12/17/2027	117,156	[d]	118,083
Team Health Holdings, Initial Term Loan, 1 Month LIBOR +2.75%		3.75	2/6/2024	291,633	[d]	282,155
Verscend Holding, Term Loan B, 1 Month LIBOR +4.00%		4.09	8/27/2025	778,805	[d]	780,822
WW International, Initial Term Loan, 3 Month LIBOR +4.00% @ Floor		4.00	4/13/2028	813,726	[d]	816,268
					11,397,156
Consumer Discretionary - 3.9%
Allen Media, Initial Term Loan, 3 Month LIBOR +5.50%		5.59	2/10/2027	424,550	[d]	424,860
AMC Entertainment Holdings, Term Loan, 3 Month LIBOR +3.18% @ Floor		3.18	4/22/2026	391,076	[d]	361,828
AP Gaming I, First Lien Incremental Term Loan B, 3 Month LIBOR +3.50%		4.50	2/15/2024	269,309	[d]	267,795
AP Gaming I, Term Loan B-1, 3 Month LIBOR +13.00%		14.00	2/15/2024	47,037	[d]	49,153
Caesars Resort Collection, Term Loan B-1, 1 Month LIBOR +4.50%		4.59	7/20/2025	372,130	[d]	373,937
Crown Finance US, Initial Dollar Tranche Term Loan, 3 Month LIBOR +2.50%		3.50	2/28/2025	502,400	[d]	437,339
Dealer Tire, Term Loan B-1, 1 Month LIBOR +4.25%		4.34	2/5/2027	566,069	[d]	567,060
Landry's Finance Acquisition, 2020 Initial Term Loan, 3 Month LIBOR +12.00%		13.00	10/4/2023	18,336	[d]	20,536
Scientific Games International, Initial Term Loan B-5, 1 Month LIBOR +2.75%		2.85	8/14/2024	269,306	[d]	267,118

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 50.0% (continued)
Consumer Discretionary - 3.9% (continued)
Silk Bidco, Facility Term Loan C, 6 Month EURIBOR +8.00% @ Floor	EUR	8.00	6/16/2023	1,000,000	[d]	1,200,402
Tecta America, First Lien Initial Term Loan, 1 Month LIBOR +5.00% @ Floor		5.00	4/9/2028	569,513	[d]	569,869
Travel Leaders Group, 2018 Refinancing Term Loan, 1 Month LIBOR +4.00%		4.15	1/25/2024	205,023	[d]	196,096
Varsity Brands Holding, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		4.50	12/15/2024	446,140	[d]	434,317
William Morris Endeavor, New Term Loan B-1, 1-3 Month LIBOR +2.75%		2.91	5/18/2025	397,997	[d]	388,943
					5,559,253
Consumer Staples - .3%
Kronos Acquisition Holdings, Tranche Term Loan B-1, 3 Month LIBOR +3.75%		4.25	12/22/2026	442,139	[d]	439,192
Diversified Financials - .3%
IG Investment Holdings, Term Loan, 1 Month LIBOR +4.75% @ Floor		4.75	5/27/2025	51,353		51,524
Tegra118 Wealth Solutions, Term Loan, 1 Month LIBOR +4.09% @ Floor		4.09	2/18/2027	367,225	[d]	368,431
					419,955
Electronic Components - .1%
1A Smart Start, Initial Term Loan, 3 Month LIBOR +4.75%		5.75	8/19/2027	198,464	[d]	198,961
Energy - 1.4%
BCP Renaissance Parent, Initial Term Loan, 3 Month LIBOR +3.50%		4.50	11/1/2024	423,091	[d]	415,370
Brazos Delaware II, Initial Term Loan, 1 Month LIBOR +4.00%		4.13	5/29/2025	493,138	[d]	481,867
GIP III Stetson I, Initial Term Loan, 1 Month LIBOR +4.25%		4.44	7/18/2025	183,315	[d]	176,293
Traverse Midstream Partners, Advance Term Loan, 1 Month LIBOR +5.50%		6.50	9/27/2024	426,903	[d]	427,170
WaterBridge Midstream Operating, Initial Term Loan, 6 Month LIBOR +5.75%		6.75	6/21/2026	471,820	[d]	450,333
					1,951,033
Environmental Control - .3%
EnergySolutions, Initial Term Loan, 3 Month LIBOR +3.75%		4.75	5/11/2025	272,406	[d]	271,044

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 50.0% (continued)
Environmental Control - .3% (continued)
Packers Holdings, Initial Term Loan, 3 Month LIBOR +3.25%	4.00	3/9/2028	204,918	[d]	204,175
				475,219
Food Products - .4%
Froneri US, Second Lien Facility USD Term Loan, 1 Month LIBOR +5.75%	5.84	1/31/2028	558,293	[d]	564,923
Forest Products & Paper - .2%
SPA US HoldCo, Term Loan B, 1 Month LIBOR +4.00%	4.75	3/18/2028	294,541	[d]	295,461
Health Care - 6.9%
Air Methods, Initial Term Loan, 3 Month LIBOR +3.50%	4.50	4/21/2024	411,450	[d]	407,287
Albany Molecular Research, First Lien Initial Term Loan, 3 Month LIBOR +3.25%	4.25	8/30/2024	488,608	[d]	490,135
Alphabet Holding, First Lien Initial Term Loan, 1 Month LIBOR +3.50%	3.70	9/26/2024	525,992	[d]	525,950
Alphabet Holding, Second Lien Initial Term Loan, 1 Month LIBOR +7.75%	7.95	8/15/2025	48,125	[d]	48,486
Auris Luxembourg III, Facility Term Loan B-2, 1 Month LIBOR +3.75%	3.89	2/21/2026	622,255	[d]	615,771
CPI Holdco, First Lien Term Loan B-1, 1 Month LIBOR +4.00%	4.09	11/4/2026	411,205	[d]	412,490
Da Vinci Purchaser, First Lien Initial Term Loan, 3 Month LIBOR +4.00%	5.00	1/8/2027	461,534	[d]	464,347
eResearchTechnology, Term Loan, 1 Month LIBOR +5.50% @ Floor	5.50	2/4/2027	247,094	[d]	248,689
Gainwell Acquisition, Term Loan B, 3 Month LIBOR +4.00%	4.75	10/1/2027	571,316	[d]	573,173
Global Medical Response, 2017-2 New Term Loan, 3 Month LIBOR +4.25%	5.25	3/14/2025	290,496	[d]	291,846
Global Medical Response, 2020 Term Loan, 3 Month LIBOR +4.75%	5.75	10/2/2025	239,400	[d]	240,806
MED ParentCo, First Lien Initial Term Loan, 1 Month LIBOR +4.25%	4.34	8/31/2026	682,682	[d]	683,303
MED ParentCo, First Lien Second Amendment Additional Term Loan, 1 Month LIBOR +6.25%	7.25	8/31/2026	70,645	[d]	70,998
One Call, First Lien Term B Loan, 1 Month LIBOR +6.25% @ Floor	6.25	4/22/2027	660,000	[d]	667,425

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 50.0% (continued)
Health Care - 6.9% (continued)
Ortho-Clinical Diagnostics, Refinancing Term Loan, 1-3 Month LIBOR +3.25%		3.38	6/30/2025	386,944	[d]	387,476
Pathway Vet Alliance, 2021 Replacement Term Loan, 1 Month LIBOR +3.75%		3.84	3/31/2027	229,784	[d]	229,191
PetVet Care Centers, 2021 First Lien New Term Loan, 1 Month LIBOR +3.50%		4.25	2/15/2025	54,237	[d]	54,322
PetVet Care Centers, Second Lien Initial Term Loan, 1 Month LIBOR +6.25%		6.41	2/15/2026	400,000	[d]	400,800
Pluto Acquisition I, First Lien 2020 Incremental Term Loan, 1 Month LIBOR +5.00%		5.50	6/20/2026	209,278	[d]	210,063
Radnet Management, First Lien Initial Term Loan, 1 Month LIBOR +4.00% @ Floor		4.00	4/23/2028	101,149	[d]	101,200
Resonetics, First Lien Initial Term Loan, 1 Month LIBOR +4.75% @ Floor		4.75	4/28/2028	334,494	[d]	334,808
Seqens Group Bidco, Facility Term Loan B, 6 Month EURIBOR +3.50% @ Floor	EUR	3.50	6/22/2023	1,000,000	[d]	1,216,017
Surgery Center Holdings, 2021 New Term Loan, 1 Month LIBOR +4.50% @ Floor		4.50	8/31/2026	600,416	[d]	602,292
US Anesthesia Partners, First Lien Initial Term Loan, 3 Month LIBOR +3.00%		4.00	6/23/2024	403,139	[d]	399,936
					9,676,811
Industrial - 1.6%
Brand Industrial Services, Initial Term Loan, 3 Month LIBOR +4.25%		5.25	6/21/2024	282,475	[d]	276,750
Pro Mach Group, First Lien Third Amendment Incremental Term Loan, 1-6 Month LIBOR +3.50%		4.50	3/7/2025	159,690	[d]	159,990
Qualtek USA, Tranche Term Loan B, 3 Month LIBOR +6.25%		7.25	7/18/2025	306,036	[d]	294,177
Titan Acquisition, Initial Term Loan, 3 Month LIBOR +3.00%		3.20	3/28/2025	590,861	[d]	580,920
VAC Germany Holding GmbH, Term Loan B, 3 Month LIBOR +4.00%		5.00	3/8/2025	339,746	[d]	310,868
Ventia Deco, 2019 Refinancing Term Loan B, 3 Month LIBOR +4.00%		5.00	5/21/2026	154,401	[d]	155,173

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 50.0% (continued)
Industrial - 1.6% (continued)
Yak Access, First Lien Initial Term Loan, 1 Month LIBOR +5.00%		5.19	7/11/2025	467,543	[d]	430,920
					2,208,798
Information Technology - 7.8%
AI Avocado, Facility Term Loan B-4, 1 Month EURIBOR +4.25%	EUR	4.50	9/18/2024	1,880,465	[d]	2,296,618
Ascend Learning, Incremental Term Loan, 1 Month LIBOR +3.75%		4.75	7/12/2024	178,829	[d]	179,415
Athenahealth, Additional Term Loan B-1, 3 Month LIBOR +4.25%		4.35	2/11/2026	200,172	[d]	201,173
Boxer Parent, 2021 Replacement Dollar Term Loan, 1 Month LIBOR +3.75%		3.84	10/2/2025	497,965	[d]	496,145
Camelia Bidco, Facility Term Loan B-1, 3 Month GBPLIBOR +4.75%	GBP	4.83	10/5/2024	2,000,000	[d]	2,829,430
CT Technologies, Initial Term Loan, 1 Month LIBOR +5.00%		6.00	12/16/2025	245,835	[d]	247,402
DCert Buyer, First Lien Initial Term Loan, 1 Month LIBOR +4.00%		4.19	10/16/2026	278,729	[d]	279,451
DCert Buyer, Second Lien Initial Term Loan, 1 Month LIBOR +7.00%		7.10	2/16/2029	300,000	[d]	302,937
Ecl Entertainment, Term Loan, 1 Month LIBOR +8.00%		8.25	4/30/2028	280,000	[d]	286,650
Finastra USA, First Lien Dollar Term Loan, 3 Month LIBOR +3.50%		4.50	6/13/2024	1,147,995	[d]	1,135,143
Greeneden US Holdings II, Dollar Term Loan B-4, 1 Month LIBOR +4.00%		4.75	12/1/2027	243,571	[d]	244,376
Ivanti Software, First Amendment Term Loan, 1 Month LIBOR +4.00%		4.75	12/1/2027	284,033	[d]	283,085
Ivanti Software, First Lien Initial Term Loan, 3 Month LIBOR +4.75%		5.75	12/1/2027	287,984	[d]	288,524
Mitchell International, First Lien Initial Term Loan, 3 Month LIBOR +3.25%		3.43	12/1/2024	591,073	[d]	584,958
Quest Software US Holdings, First Lien Initial Term Loan, 3 Month LIBOR +4.25%		4.41	5/18/2025	512,163	[d]	513,628
Software Luxembourg Acquisition, Second Out Term Loan, 3 Month LIBOR +7.50%		8.50	4/27/2025	297,271	[d]	297,519
Software Luxembourg Acquisition, Senior Secured Term Loan, 3 Month LIBOR +7.50%		8.50	12/27/2024	90,219	[d]	92,587

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 50.0% (continued)
Information Technology - 7.8% (continued)
TIBCO Software, Term Loan B-3, 1 Month LIBOR +3.75%	3.84	7/3/2026	279,268	[d]	278,570
UKG, First Lien Initial Term Loan, 1 Month LIBOR +3.75%	3.93	5/3/2026	203,996	[d]	204,495
Ultimate Software Group, Second Lien Initial Term Loan, 3 Month LIBOR +6.75%	7.50	5/3/2027	13,393	[d]	13,795
				11,055,901
Insurance - 2.0%
Alliant Holdings Intermediate, Term Loan, 1 Month LIBOR +4.25% @ Floor	4.25	11/6/2027	401,176	[d]	402,380
Asurion, Second Lien Term Loan B-3, 1 Month LIBOR +5.25%	5.34	2/3/2028	1,068,450	[d]	1,081,918
Mayfield Agency Borrower, First Lien Term Loan B, 1-3 Month LIBOR +4.50%	4.69	2/28/2025	541,764	[d]	537,788
Sedgwick Claims Management Services, 2019 New Term Loan, 1 Month LIBOR +3.75%	3.84	9/3/2026	223,239	[d]	222,808
Sedgwick Claims Management Services, 2020 Term Loan, 1 Month LIBOR +4.25%	5.25	9/3/2026	18,565	[d]	18,631
Sedgwick CMS, Term Loan, 1 Month LIBOR +3.25%	3.44	12/31/2025	586,570	[d]	580,824
				2,844,349
Internet Software & Services - 1.6%
Endure Digital, Initial Term Loan, 6 Month LIBOR +3.50%	4.25	2/10/2028	660,000	[d]	656,977
ION Trading Finance, Initial Dollar Term Loan, 1 Month LIBOR +4.75%	4.84	4/1/2028	220,000	[d]	221,021
PUG, USD Term Loan B, 1 Month LIBOR +3.50%	3.60	2/13/2027	572,291	[d]	560,129
Trader, Senior Secured First Lien Term Loan, 1 Month LIBOR +3.00%	4.00	9/28/2023	220,000	[d]	219,725
WeddingWire, First Lien Initial Term Loan, 3 Month LIBOR +4.50%	4.70	12/21/2025	593,013	[d]	593,383
				2,251,235
Materials - 2.5%
Ball Metalpack Finco, First Lien Initial Term Loan, 3 Month LIBOR +4.50%	4.68	7/31/2025	612,501	[d]	612,501
Charter NEX US, First Lien Term Loan, 1 Month LIBOR +4.25%	5.00	12/1/2027	118,742	[d]	119,363

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 50.0% (continued)
Materials - 2.5% (continued)
Fort Dearborn Holding, First Lien Initial Term Loan, 1 Month LIBOR +4.00%		5.00	10/19/2023	244,260	[d]	245,406
Graham Packaging, New Term Loan, 1 Month LIBOR +3.00%		3.75	8/4/2027	123,790	[d]	123,959
LABL, USD Facility Term Loan B, 3 Month LIBOR +4.00%		4.09	7/2/2026	347,920	[d]	347,631
MAR Bidco, Term Loan, 1 Month LIBOR +4.75% @ Floor		4.75	4/21/2028	181,720	[d]	182,401
Mauser Packaging Solutions, Initial Term Loan, 3 Month LIBOR +3.25%		3.39	4/3/2024	381,221	[d]	372,556
Plaze, 2021-1 Term Loan, 1 Month LIBOR +3.75%		4.50	8/3/2026	261,513	[d]	261,349
Proampac PG Borrower, 2020-1 Term Loan, 1-3 Month LIBOR +4.00%		5.00	11/3/2025	430,067	[d]	430,796
Tecostar Holdings, 2017 First Lien Term Loan, 3 Month LIBOR +3.50%		4.25	5/1/2024	595,701	[d]	590,581
Tosca Services, 2021 Refinancing Term Loan, 1 Month LIBOR +3.50%		4.25	8/18/2027	211,906	[d]	212,435
					3,498,978
Media - .8%
Banijay Group US Holding, Facility USD Term Loan B, 1 Month LIBOR +3.75%		3.84	3/1/2025	317,195	[d]	316,666
iHeartCommunications, Second Amendment Incremental Term Loan, 1 Month LIBOR +4.00%		4.75	5/1/2026	172,971	[d]	173,663
Meredith, Tranche Term Loan B-3, 3 Month LIBOR +4.25%		5.25	1/31/2025	290,435	[d]	297,379
WideOpenWest Finance, Refinancing Term Loan B, 1 Month LIBOR +3.25%		4.25	8/19/2023	339,521	[d]	339,628
					1,127,336
Retailing - 1.6%
Great Outdoors Group, Term Loan B-1, 6 Month LIBOR +4.25%		5.00	3/5/2028	467,989	[d]	472,259
LBM Acquisition, Delayed Draw Term Loan, 1 Month LIBOR +3.75%		4.50	12/17/2027	45,374	[d]	45,361
LBM Acquisition, First Lien Initial Term Loan, 3 Month LIBOR +3.75%		4.50	12/17/2027	204,181	[d]	204,125
New Look, Term Loan, GBPLIBOR +0.00%	GBP	6.34	9/24/2029	24,012	[d]	4,260

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 50.0% (continued)
Retailing - 1.6% (continued)
Park River Holdings, Initial Term Loan, 3 Month LIBOR +3.25%	4.00	12/28/2027	320,392	[d]	318,941
PetSmart, Initial Term Loan, 3 Month LIBOR +3.75%	4.50	2/12/2028	194,400	[d]	195,372
Staples, 2019 Refinancing New Term Loan B-1, 3 Month LIBOR +5.00%	5.19	4/12/2026	240,587	[d]	235,409
Talbots, First Lien Initial Term Loan, 3 Month LIBOR +7.00%	7.13	11/28/2022	208,663	[d]	191,970
Woof Holdings, First Lien Initial Term Loan, 3 Month LIBOR +3.75%	4.50	12/21/2027	560,769	[d]	562,406
				2,230,103
Semiconductors & Semiconductor Equipment - .6%
Natel Engineering, Initial Term Loan, 1-6 Month LIBOR +5.00%	6.00	4/30/2026	499,018	[d]	477,812
Ultra Clean Holdings, Second Amendment Term Loan B, 1 Month LIBOR +3.75%	3.84	8/27/2025	368,274	[d]	369,655
				847,467
Technology Hardware & Equipment - 1.2%
Access CIG, First Lien Term Loan B, 1 Month LIBOR +3.75%	3.94	2/27/2025	222,140	[d]	221,044
Atlas CC Acquisition, First Lien Term B Loan, 1 Month LIBOR +5.00% @ Floor	5.00	5/25/2028	362,375	[d]	362,601
Atlas CC Acquisition, First Lien Term C Loan, 1 Month LIBOR +5.00% @ Floor	5.00	5/25/2028	73,703	[d]	73,749
Everi Payments, Term Loan, 1 Month LIBOR +10.50%	11.50	5/9/2024	364,111	[d]	382,317
Surf Holdings, Senior Secured First Lien Dollar Tranche Term Loan, 3 Month LIBOR +3.50%	3.59	3/5/2027	231,708	[d]	230,623
VeriFone Systems, First Lien Initial Term Loan, 3 Month LIBOR +4.00%	4.17	8/20/2025	385,334	[d]	380,785
				1,651,119
Telecommunication Services - 1.7%
CCI Buyer, First Lien Initial Term Loan, 3 Month LIBOR +4.00%	4.75	12/17/2027	709,897	[d]	712,179
Connect Finco, Amendment No. 1 Refinancing Term Loan, 1 Month LIBOR +3.50%	4.50	12/12/2026	375,056	[d]	376,040
Crown Subsea Communications, Initial Term Loan, 1 Month LIBOR +5.75% @ Floor	5.75	4/27/2027	264,153	[d]	265,585

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 50.0% (continued)
Telecommunication Services - 1.7% (continued)
Cyxtera DC Holdings, First Lien Initial Term Loan, 3 Month LIBOR +3.00%	4.00	5/1/2024	257,205	[d]	249,875
MTN Infrastructure TopCo, 2020 Incremental Term Loan, 1 Month LIBOR +4.00%	5.00	11/17/2024	44,177	[d]	44,324
West, Initial Term Loan B, 3 Month LIBOR +4.00%	5.00	10/10/2024	754,374	[d]	735,809
				2,383,812
Utilities - .8%
Astoria Energy, Advance Term Loan B, 3 Month LIBOR +3.50%	4.50	12/10/2027	152,407	[d]	152,788
Eastern Power, Term Loan B, 3 Month LIBOR +3.75%	4.75	10/2/2025	385,628	[d]	355,304
EFS Cogen Holdings I, Advance Term Loan B, 3 Month LIBOR +3.50%	4.50	10/1/2027	377,441	[d]	377,294
Helix Gen Funding, Term Loan, 1 Month LIBOR +3.75%	4.75	6/3/2024	284,040	[d]	275,445
				1,160,831
Total Floating Rate Loan Interests (cost $68,865,852)			70,542,629
Description			Shares		Value ($)
Common Stocks - .3%
Information Technology - .3%
SkillSoft, Cl. A (cost $380,971)			2,791	[f,g]	488,425

Warrants - .0%
Consumer Discretionary - .0%
Cineworld Warrants (cost $0)		2/28/2025	27,498		23,024
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 4.7%
Registered Investment Companies - 4.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $6,581,207)	0.04		6,581,207	[h]	6,581,207
Total Investments (cost $180,898,170)			133.6%	188,513,670
Liabilities, Less Cash and Receivables			(33.6%)	(47,391,339)
Net Assets			100.0%	141,122,331

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

PRIME—Prime Lending Rate

EUR—Euro

STATEMENT OF INVESTMENTS (Unaudited) (continued)

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, these securities were valued at $96,195,138 or 68.16% of net assets.

d Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

e Collateralized Loan Obligations Equity Positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The estimated yield and investment cost may ultimately not be realized.

f Non-income producing security.

g The fund held Level 3 securities at May 31, 2021. These securities were valued at $488,425 or .35% of net assets.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

May 31, 2021 (Unaudited)

The following is a summary of the inputs used as of May 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Loan Obligations	−	34,438,793	−	34,438,793
Corporate Bonds	−	76,439,592	−	76,439,592
Equity Securities-Common Stocks	−	−	488,425	488,425
Floating Rate Loan Interests	−	70,542,629	−	70,542,629
Investment Companies	6,581,207	−	−	6,581,207
Warrants	−	23,024	−	23,024
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	−	100,976	−	100,976
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	−	(56,354)	−	(56,354)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

May 31, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital
United States Dollar	10,145,027	Euro	8,292,808	6/30/2021	26,066
British Pound	6,540,000	United States Dollar	9,262,320	6/30/2021	19,322
United States Dollar	11,592,823	British Pound	8,185,945	6/30/2021	(24,763)
Citigroup
United States Dollar	141,686	British Pound	100,000	6/30/2021	(235)
United States Dollar	7,561,555	British Pound	5,350,000	6/28/2021	(31,218)
Goldman Sachs
United States Dollar	168,264	Euro	138,086	6/1/2021	(138)
United States Dollar	36,818,866	Euro	30,130,000	6/28/2021	55,445
Euro	140,000	United States Dollar	170,686	6/30/2021	143
Gross Unrealized Appreciation					100,976
Gross Unrealized Depreciation					(56,354)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services

(each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2021 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At May 31, 2021, accumulated net unrealized appreciation on investments was $7,615,500, consisting of $8,647,211 gross unrealized appreciation and $1,031,711 gross unrealized depreciation.

At May 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.